Related parties (Tables)	12 Months Ended
Jun. 30, 2025
Related parties
Schedule of key management remuneration

Executive directors’ remuneration and benefits

	S Baloyi³		WP Bruns[4]		FR Grobler[5]		VD Kahla		HA Rossouw[6]
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Executive Directors	R’000	R’000	R’000	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Salary	12 514	2 503	5 982	—	—	10 615	8 499	8 216	1 336	7 901
Risk and Retirement funding	1 276	385	788	—	—	—	382	388	151	894
Vehicle benefit	300	75	—	—	—	—	—	—	—	—
Healthcare	160	36	147	—	—	117	147	132	—	—
Taxable fringe benefits	96	7	17	—	—	55	606	570	—	38
Total salary and benefits	14 346	3 006	6 934	—	—	10 787	9 634	9 306	1 487	8 833
Annual short-term incentive[1]	11 213	1 473	3 984	—	—	4 882	4 360	2 579	—	2 804
Long-term incentive gains[2]	353	2 675	387	—	—	5 492	3 569	2 794	—	—
Total annual remuneration	25 912	7 154	11 305	—	—	21 161	17 563	14 679	1 487	11 637

1	Short-term incentives approved based on the Group results for 2025 and payable in the 2026 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2025 x role category % x [(Group STI achievement x 80%) + (Individual Performance Achievement x 20%)] – fatality penalty.
2	Long-term incentives gains for 2025 includes the Restricted LTI awards made on 4 December 2020 and the annual and on-appointment awards made between 6 September 2022 and 10 November 2022. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (between 84% and 95%) x June 2025 average share price. The actual vesting date for the awards is between 6 September 2025 and 4 December 2025 subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released in 2026 and the balance in 2028, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the single figure table.
3	Mr Baloyi was appointed as President and CEO from 1 April 2024. His prior year remuneration was apportioned between his 9 months’ service as a Prescribed Officer and 3 months’ service as President and CEO.
4	Mr Bruns was appointed as CFO from 1 September 2024. His current remuneration has been apportioned in respect of his 10-month service as an Executive Director.
5	Mr Grobler stepped down from the position of President and CEO on 31 March 2024.
6	Mr Rossouw stepped down as executive director and CFO effective 31 August 2024. All unvested LTIs were forfeited upon his resignation.

Executive directors’ unvested LTI holdings (number and intrinsic value) for 2025

	S Baloyi		WP Bruns		VD Kahla		HA Rossouw
		Intrinsic		Intrinsic		Intrinsic		Intrinsic
	Number	value[1]	Number	value[1]	Number	value[1]	Number	value[1]
Executive Directors		R’000		R’000		R’000		R’000
Balance at beginning of the year	79 004	10 910	—	—	180 870	24 978	76 820	10 609
Awards granted[2]	152 150	22 509	110 950	14 885	65 915	9 751	—	—
Change in value[1]	—	(14 930)	—	(9 555)	—	(14 939)	—	(40)
Effect of corporate performance targets	(1 988)	(196)	(392)	(39)	(3 420)	(338)	—	—
Dividend equivalents	6 543	646	2 241	221	7 909	781	—	—
Awards settled[3]	(18 191)	(1 807)	(6 027)	(689)	(28 498)	(2 687)	—	—
Awards forfeited[4]	—	—	—	—	—	—	(76 820)	(10 569)
Effect of changes in Executive Directors	—	—	60 986	8 390	—	—	—	—
Balance at the end of the year[5]	217 518	17 132	167 758	13 213	222 776	17 546	—	—
1	Intrinsic values at the beginning and end of the year have been determined using the closing price of:

30 June 2025 R78,76

30 June 2024 R138,10

Change in intrinsic value for the year results from changes in share price.

2	LTIs granted on 26 August 2024 and 15 November 2025 (WP Bruns only on his appointment).
3	Long-term incentives settled represent long-term incentives that vested with reference to the group results for 2024 that was settled in the 2025 financial year. The difference between the long-term incentive gains disclosed in 2024 and the amount settled in 2025 is due to difference in actual share price at vesting date and the share price at date of disclosure. 50% of the award that vested in 2025 is still subject to a continued employment period of two years.
4	Mr Rossouw resigned effective 31 August 2024. In terms of the LTI plans rules his awards lapsed on resignation.
5	Includes a total of 22 761 award issued in FY21 for which the renewable energy CPT has been deferred up to 31 December 2026.

Prescribed Officers’ remuneration and benefits

	S Baloyi[3]		V Bester[4]		AGM Gerber[5]		BV Griffith[6]
	2025	2024	2025	2024	2025	2024	2025	2024
Prescribed Officers	R’000	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Salary	—	4 352	6 044	1 386	9 375	1 943	—	9 594
Risk and Retirement funding	—	857	920	211	873	51	—	2 012
Vehicle benefit	—	225	—	—	308	75	—	—
Healthcare	—	106	121	28	104	21	—	311
Taxable fringe benefits[7]	—	20	100	1 001	217	113	—	469
Total salary and benefits	—	5 560	7 185	2 626	10 877	2 203	—	12 386
Annual short-term incentive[1]	—	4 418	3 549	479	4 867	—	—	2 730
Long-term incentive gains[2]	—	—	119	1 086	—	—	—	2 935
Total annual remuneration	—	9 978	10 853	4 191	15 744	2 203	—	18 051
1	Short-term incentives approved based on the Group results for 2025 and payable in the 2026 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2025 x role category % x [(Group STI achievement x 80%) + (Individual Performance Achievement x 20%)] – fatality penalty.
2	Long-term incentives gains for 2025 includes the Restricted LTI awards made on 4 December 2020 and the annual and on-appointment grant awards made between 6 September 2022 and 9 May 2023. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (between 84% and 96%) x June 2025 average share price. The actual vesting date for the awards is between 6 September 2025 and 9 May 2026 subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released in 2026 and the balance in 2028, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the single figure table.
3	Mr Baloyi was appointed as President and CEO from 1 April 2024. His prior year remuneration was apportioned between his 9 months’ service as a Prescribed Officer and 3 months’ service as President and CEO.
4	Mr Bester was appointed as EVP: Energy Operations and Projects from 1 April 2024. His prior year earnings include a last tranche of R1 million offered as a buy-out on his appointment and paid in May 2024, as part of a staggered buy-out agreement to partially compensate for variable pay forfeited upon resignation from his previous employer.
5	Ms Gerber was appointed on 15 April 2024 as EVP: International Chemicals on a German employment contract, payable in Euros. Other Benefits in the prior year include accommodation costs for a three month period, per her contract of employment.
6	Mr Griffith stepped down as EVP Chemicals business on 14 April 2024.
7	Taxable Fringe Benefits include optional security services and private chauffer trips on which fringe benefit tax is levied.

	C Herrmann[3]		BP Mabelane[4]		CK Mokoena
	2025	2024	2025	2024	2025	2024
Prescribed Officers	R’000	R’000	R’000	R’000	R’000	R’000
Salary	7 969	1 845	—	6 153	6 915	6 655
Risk and Retirement funding	595	142	—	290	327	363
Vehicle benefit	252	—	—	—	—	—
Healthcare	224	25	—	47	174	157
Taxable fringe benefits[5]	2 634	648	—	22 625	72	21
Total salary and benefits	11 674	2 660	—	29 115	7 488	7 196
Annual short-term incentive[1]	3 894	577	—	—	3 637	2 119
Long-term incentive gains[2]	637	2 062	—	—	2 931	2 295
Total annual remuneration	16 205	5 299	—	29 115	14 056	11 610
1	Short-term incentives approved based on the Group results for 2025 and payable in the 2026 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2025 x role category % x [(Group STI achievement x 80%) + (Individual Performance Achievement x 20%)] – fatality penalty.
2	Long-term incentives gains for 2025 includes the Restricted LTI awards made on 4 December 2020 and the annual and on-appointment grant awards made between 6 September 2022 and 9 May 2023. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (between 84% and 96%) x June 2025 average share price. The actual vesting date for the awards is between 6 September 2025 and 9 May 2026 subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released in 2026 and the balance in 2028, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the single figure table.
3	Mr Herrmann was appointed as EVP: Marketing and Sales Energy and Chemicals Southern Africa from 1 April 2024 on a German employment contract, expatriated to South Africa. His salary continues to be paid in Euros. Other Benefits in the prior year include relocation costs from Germany to South Africa. Other Benefits in the current year include accommodation and transportation offered under the Expatriation policy.
4	Ms Mabelane resigned from Sasol on 31 March 2024.
5	Taxable Fringe Benefits include optional security services and private chauffer trips on which fringe benefit tax is levied.

	SD Pillay[3]		CF Rademan⁴		H Wenhold
	2025	2024	2025	2024	2025	2024
Prescribed Officers	R’000	R’000	R’000	R’000	R’000	R’000
Salary	5 039	1 192	—	2 314	6 288	3 548
Risk and Retirement funding	795	192	—	—	824	1 039
Vehicle benefit	150	38	—	—	—	71
Healthcare	121	28	—	—	121	75
Taxable fringe benefits[5]	11	—	—	249	34	28
Total salary and benefits	6 116	1 450	—	2 563	7 267	4 761
Annual short-term incentive[1]	3 072	422	—	1 624	3 439	1 378
Long-term incentive gains²	947	778	—	—	671	3 791
Total annual remuneration	10 135	2 650	—	4 187	11 377	9 930
1	Short-term incentives approved based on the Group results for 2025 and payable in the 2026 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2025 x role category % x [(Group STI achievement x 80%) + (Individual Performance Achievement x 20%)] – fatality penalty.
2	Long-term incentives gains for 2025 includes the Restricted LTI awards made on 4 December 2020 and the annual and on-appointment grant awards made between 6 September 2022 and 9 May 2023. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (between 84% and 96%) x June 2025 average share price. The actual vesting date for the awards is between 6 September 2025 and 9 May 2026 subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released in 2026 and the balance in 2028, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the single figure table.
3	Dr Pillay was appointed as EVP: Business Building, Strategy and Technology from 1 April 2024.
4	Mr Rademan’s contract employment as EVP: Sasol Mining ended on 31 October 2023.
5	Taxable Fringe Benefits include optional security services and private chauffer trips on which fringe benefit tax is levied.

Prescribed Officers’ unvested LTI holdings (number and intrinsic value) for 2025

	V Bester[6]		AGM Gerber		C Herrmann
		Intrinsic		Intrinsic		Intrinsic
	Number	value[1]	Number	value[1]	Number	value[1]
Prescribed Officers		R’000		R’000		US$’000
Balance at beginning of the year	20 927	2 890	—	—	58 840	597
Awards granted[2]	60 437	8 941	85 378	709	70 611	587
Change in value[1]	—	(5 343)	—	(332)	—	(597)
Effect of corporate performance targets	(351)	(35)	—	—	(696)	(5)
Dividend equivalents	2 864	283	—	—	3 007	23
Awards settled[3]	(6 262)	(623)	—	—	(9 741)	(66)
Balance at the end of the year[4]	77 615	6 113	85 378	377	122 021	539
1	Intrinsic values at the beginning and end of the year have been determined using the closing price of:

30 June 2025 R78,76 ($4,42)

30 June 2024 R138,10 ($10,14)

Change in intrinsic value for the year results from changes in share price.

2	LTIs granted on 26 August 2024. On appointment awards for Dr Pillay and Ms Gerber was combined with the annual award as they could not be made in May 2024, due to them being placed in a precautionary closed period.
3	Long-term incentives settled represent long-term incentives that vested with reference to the group results for 2024 that was settled in the 2025 financial year. The difference between the long-term incentive gains disclosed in 2024 and the amount settled in 2025 is due to difference in actual share price at vesting date and the share price at date of disclosure.
4	Includes a total of 12 565 award issued in FY21 for which the renewable energy CPT has been deferred up to 31 December 2026.

	CK Mokoena		S Pillay		H Wenhold
	Number	Intrinsic value[1]	Number	Intrinsic value[1]	Number	Intrinsic value[1]
Prescribed Officers		R’000		R’000		R’000
Balance at beginning of the year	127 621	17 624	20 178	2 787	105 070	14 510
Awards granted[2]	54 144	8 010	53 927	7 978	39 608	5 860
Change in value[1]	—	(11 369)	—	(4 728)	—	(8 498)
Effect of corporate performance targets	(2 810)	(277)	(208)	(21)	(706)	(70)
Dividend equivalents	6 282	620	1 440	142	9 366	925
Awards settled[3]	(22 268)	(1 773)	(6 306)	(721)	(30 240)	(3 032)
Balance at the end of the year[4]	162 969	12 835	69 031	5 437	123 098	9 695
1	Intrinsic values at the beginning and end of the year have been determined using the closing price of:

30 June 2025 R78,76 ($4,42)

30 June 2024 R138,10 ($10,14)

Change in intrinsic value for the year results from changes in share price.

2	LTIs granted on 26 August 2024. On appointment awards for Dr Pillay and Ms Gerber was combined with the annual award as they could not be made in May 2024, due to them being placed in a precautionary closed period.
3	Long-term incentives settled represent long-term incentives that vested with reference to the group results for 2024 that was settled in the 2025 financial year. The difference between the long-term incentive gains disclosed in 2024 and the amount settled in 2025 is due to difference in actual share price at vesting date and the share price at date of disclosure.
4	Includes a total of 12 565 award issued in FY21 for which the renewable energy CPT has been deferred up to 31 December 2026.

Non-executive Directors’ remuneration

				Ad Hoc or
		Lead		special
	Board	independent		purpose
	meeting	Director	Committee	board	Total[1]	Total[1]
	fees[2]	fees[2]	fees[2]	committee[2]	2025	2024
Non-executive Directors	R’000	R’000	R’000	R’000	R’000	R’000
SA Nkosi[3]	—	—	—	—	—	1 936
MBN Dube (Chairman)[4]	6 671	—	—	—	6 671	4 268
S Westwell[5]	—	—	—	—	—	5 612
M Flöel (Lead Independent Director)[6]	2 221	744	1 269	—	4 234	3 543
K Harper[7]	2 203	—	883	—	3 086	3 109
DGP Eyton[8]	1 935	—	1 154	—	3 089	—
MJ Cuambe[9]	1 933	—	673	—	2 606	2 685
A Schierenbeck[10]	—	—	—	—	—	975
GMB Kennealy	1 957	—	1 025	—	2 982	2 723
S Subramoney	1 957	—	607	—	2 564	2 338
TJ Cumming[11]	1 957	—	960	—	2 917	217
NNA Matyumza[12]	321	—	100	—	421	2 338
MEK Nkeli[13]	321	—	137	—	458	2 547
Total	21 476	744	6 808	—	29 028	32 291

1	Fees exclude VAT.
2	Board and Committee fees are based in USD, thus impacted by the USD/ZAR foreign exchange rates as determined from time to time. For non-Executive Directors permanently residing outside of the UK, Europe and North America, effective 1 January 2024, the exchange rate from US$to the currency paid in, was fixed for the following 12 month period using the average exchange rate from July 2022 to October 2023. Effective 1 January 2025, the exchange rate was fixed for the period using the average exchange rate from July 2023 to December 2024. A cost-of-living factor is also applied to the fees for these directors.
3	Mr Nkosi resigned from the Board, effective 10 November 2023.
4	Ms Dube was appointed as Chairman of the Sasol Limited Board, effective 13 September 2024.
5	Mr Westwell retired from the Board effective 1 June 2024.
6	Dr Flöel was appointed as Lead Independent Director effective 13 September 2024.
7	Ms Harper was appointed as member of Remuneration Committee effective 14 September 2024. Ms Harper was a member of the Capital Investment Committee until 30 April 2025 and received a pro rata portion of the Committee fee in Q4 FY25.

8	Mr Eyton was appointed as a Sasol Limited NED and member of the Capital Investment, Remuneration and Safety, Social & Ethics Committees, effective 1 September 2024 and received a pro rata portion of the Board and Committee fees in Q1 FY25. Mr Eyton was appointed as the Chairman of the Safety, Social & Ethics Committee and member of the Audit Committee, effective 14 September 2024.
9	Mr Cuambe was a member of the Capital Investment Committee until 30 April 2025 and was appointed as a member of the Nomination Governance Committee effective 1 May 2025. The Q4 FY25 payment was pro rated accordingly for these Committee memberships. Mr Cuambe was appointed as the Chairman of the Capital Investment Committee, effective 6 June 2025.
10	Mr Schierenbeck resigned from the Board effective 31 October 2023.
11	Mr Cumming was appointed as the Chairman of the Remuneration Committee and member of the Nomination Governance Committee, effective 1 September 2024. A pro rata portion of the Remuneration Committee member, Remuneration Committee Chair and Nomination Governance Committee fees were paid in Q1 FY25. Mr Cumming was a member of the Capital Investment Committee until 30 April 2025 and received a pro rata portion of the Committee fee in Q4 FY25. Mr Cumming resigned from the Sasol Limited Board on 6 June 2025.
12	Ms Matyumza retired from the Board effective 8 September 2024. A pro rata portion of the Board and Committee fees were paid in Q1 FY25.
13	Ms Nkeli retired from the Board effective 31 August 2024. A pro rata portion of the of Board and Committee fees were paid in Q1 FY25.